INVESTMENTS - Debt Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Trading securities	$ 45	$ 43
Available-for-sale securities	1,728	1,136
Total debt securities	1,773	1,179
Gains
Trading securities	1	0
Available-for-sale securities	21	26
Total debt securities	22	26
Losses
Trading securities	(1)	(2)
Available-for-sale securities	(118)	(28)
Total debt securities	(119)	(30)
Estimated Fair Value
Trading securities	45	41
Available-for-sale securities	1,631	1,134
Debt Securities	$ 1,676	$ 1,175